Related party transactions - Compensation of key management personnel (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares
Disclosure of transactions between related parties [line items]
Short-term employee benefits | €	€ 3,184	€ 2,531	€ 2,554
Post-employment benefits | €	25	65	73
Total | €	€ 3,209	€ 2,596	€ 2,627
Key management personnel
Disclosure of transactions between related parties [line items]
Warrants granted | shares	25,000		350,000
Warrants forfeited | shares	(25,000)
Warrants outstanding | shares	350,000	350,000	350,000